OTHER RESERVES (Details) - Schedule of Other Reserves - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other reserves comprise:
Merger reserve	£ 7,763	£ 7,766	£ 7,766
Capital redemption reserve	4,462	4,273	4,115
Revaluation reserve in respect of available-for-sale financial assets			685
Cash flow hedging reserve	1,504	1,051	1,405
Foreign currency translation reserve	(176)	(164)	(156)
At 31 December	13,695	13,210	£ 13,815
Debt Securities [Member]
Other reserves comprise:
Revaluation reserve held at fair value through other comprehensive income	123	279
Equity Securities [Member]
Other reserves comprise:
Revaluation reserve held at fair value through other comprehensive income	£ 19	£ 5